Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years	12 Months Ended
Dec. 31, 2021
Cementos Pacasmayo S.A.A. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2017-2021
Value-added tax	Dec. 2017-2021
Cementos Selva S.A. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2017-2021
Value-added tax	Dec. 2017-2021
Distribuidora Norte Pacasmayo S.R.L. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2017-2021
Value-added tax	Dec. 2017-2021
Empresa de Transmisión Guadalupe S.A.C. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2017-2021
Value-added tax	Dec. 2017-2021
Salmueras Sudamericanas S.A. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2017-2021
Value-added tax	Dec. 2017-2021
Calizas del Norte S.A.C. (on Liquidation) [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2017-2021
Value-added tax	Dec. 2017-2021
Soluciones Takay S.A.C. [Member]
Commitments and Contingencies (Details) - Schedule of income tax and Value added tax corresponding to the years [Line Items]
Income tax	2019-2021
Value-added tax	May to Dec.2019-.2021